Risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company’s interest rate swap agreements as at June 30, 2014, were as follows:

Outstanding principal		Receive rate	Pay rate	Length of contract
(In US$ millions)
$100.0	(2)	3 month LIBOR	1.36%	Oct 2012 - Oct 2019
$85.4	(1) (2)	3 month LIBOR	1.11%	May 2013 - Jun 2020
$83.3	(1) (2)	3 month LIBOR	1.93%	Aug 2013 - Dec 2020
$2,895.5	(1)	3 month LIBOR (with 1% floor)	2.45 - 2.52%	Feb 2014 - Feb 2021

(1) The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
(2) Related party interest rate swap agreements.

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments at June 30, 2014 and December 31, 2013 were as follows:

	June 30, 2014		December 31, 2013
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	$523.3	$523.3	$89.7	$89.7
Revolving credit facility	—	—	125.9	125.9
Current portion of long-term debt	29.0	29.0	—	—
Current portion of long term debt to related party	102.2	102.2	108.3	108.3
Long-term debt	2,859.2	2,859.2	—	—
Long-term portion of debt to related party	258.4	258.4	1,826.4	1,826.4
Related party loan notes	—	—	299.9	299.9

Financial instruments measured at fair value on a recurring basis
Other financial instruments that are measured at fair value on a recurring basis are as follows:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	June 30, 2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Derivative instruments – Interest rate swap contracts (Related party)	$2.4	—	$2.4	—

Liabilities:
Derivative instruments – Interest rate swap contracts	$(30.4)	—	$(30.4)	—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Derivative instruments – Interest rate swap contracts	$42.4	—	$42.4	—

Contract revenues attributable to major customers
In the three and six months ended June 30, 2014 and 2013, the Company's contract revenues were attributable to the following customers:

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

ExxonMobil *	27.7%	17.0%	22.8%	18.2%
Total	0.0%	22.4%	3.7%	21.1%
Chevron	14.0%	8.2%	15.6%	8.4%
BP	41.3%	32.8%	39.1%	34.8%
Tullow	17.0%	19.6%	18.8%	17.5%
Total	100.0%	100.0%	100.0%	100.0%

* During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.